Debt (Table)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Revolving credit facilities
The following table summarizes the revolving credit agreement as of December 31, 2019:

(Dollars in millions)
Maximum borrowing capacity	$300
Letters of credit outstanding	$2
Amount borrowed	$—
Amount available for use	$298

Financial covenants
The revolving credit agreement includes the following financial covenants:

▪	Consolidated Interest Coverage Ratio may not be less than 3.00 to 1.00 as of the end of any fiscal quarter.

▪	Consolidated Leverage Ratio may not be greater than the ratios indicated as of the end of any fiscal quarter for each period specified below:

Period	Ratios

From the agreement date of May 10, 2018 through June 30, 2019	3.25 to 1.00

From July 1, 2019 and thereafter	3.00 to 1.00

Long-term debt
Long-term debt as of December 31, 2019 and 2018, was as follows:

				December 31, 2019			December 31, 2018
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discounts and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$13	$531	$544	$14	$530
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
Term Loan	Jul 2015	Jan 2022		83	1	82	191	1	190
Finance lease obligations				4	—	4	5	—	5
Installment payment agreement				7	—	7	14	1	13
Total long-term debt				$1,555	$45	$1,510	$1,671	$47	$1,624
Long-term debt, current						$8			$19
Long-term debt, noncurrent						$1,502			$1,605